Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,429,825.48

Principal:
Principal Collections	$17,737,397.18
Prepayments in Full	$8,326,495.26
Liquidation Proceeds	$135,566.25
Recoveries	$(20,302.88)
Sub Total	$26,179,155.81
Collections	$27,608,981.29

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,608,981.29

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,608,981.29
Servicing Fee	$535,915.10	$535,915.10	$0.00	$0.00	$27,073,066.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,073,066.19
Interest - Class A-2 Notes	$34,124.64	$34,124.64	$0.00	$0.00	$27,038,941.55
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$26,650,415.05
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$26,526,863.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,526,863.05
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$26,476,630.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,476,630.05
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$26,439,144.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,439,144.38
Regular Principal Payment	$23,707,053.15	$23,707,053.15	$0.00	$0.00	$2,732,091.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,732,091.23
Residual Released to Depositor	$0.00	$2,732,091.23	$0.00	$0.00	$0.00

Total		$27,608,981.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,707,053.15
Total					$23,707,053.15
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$23,707,053.15	$65.59	$34,124.64	$0.09	$23,741,177.79	$65.68
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$23,707,053.15	$22.52	$633,921.81	$0.60	$24,340,974.96	$23.12

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$56,095,299.10	0.1552081	$32,388,245.95	0.0896139
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$565,135,299.10	0.5368691	$541,428,245.95	0.5143478

Pool Information
Weighted Average APR	2.529%	2.529%
Weighted Average Remaining Term	43.46	42.62
Number of Receivables Outstanding	25,379	24,907
Pool Balance	$643,098,118.20	$616,755,955.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$593,203,311.01	$569,101,125.42
Pool Factor	0.5610751	0.5380927

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$47,654,829.80
Targeted Overcollateralization Amount	$75,327,709.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,327,709.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		39	$142,704.29
(Recoveries)		24	$(20,302.88)
Net Loss for Current Collection Period			$163,007.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3042%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1871%
Second Prior Collection Period			0.3436%
Prior Collection Period			0.2298%
Current Collection Period			0.3105%
Four Month Average (Current and Prior Three Collection Periods)			0.2678%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		601	$2,433,084.20
(Cumulative Recoveries)			$318,273.15
Cumulative Net Loss for All Collection Periods			$2,114,811.05
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1845%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,048.39
Average Net Loss for Receivables that have experienced a Realized Loss			$3,518.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.86%	178	$5,278,323.52
61-90 Days Delinquent	0.13%	24	$826,333.84
91-120 Days Delinquent	0.04%	7	$234,623.84
Over 120 Days Delinquent	0.02%	5	$137,012.28
Total Delinquent Receivables	1.05%	214	$6,476,293.48

Repossession Inventory:
Repossessed in the Current Collection Period		7	$248,192.77
Total Repossessed Inventory		10	$328,202.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1084%
Prior Collection Period			0.0906%
Current Collection Period			0.1445%
Three Month Average			0.1145%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1942%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	64	$1,953,207.77
2 Months Extended	92	$2,880,224.03
3+ Months Extended	11	$404,629.50

Total Receivables Extended	167	$5,238,061.30
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer